UNITED STATES
                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:   Composite U.S. Government Securities, Inc.
                                   601 West Main, Suite 300
                                   Spokane, WA  99201

2.   The name of each series or class of securities for which this Form is filed
                              Composite U.S. Government Securities, Inc. Class A Composite U.S. Government Securities, Inc. Class B

3.   Investment Company Act File Number:     811-3426
     Securities Act File Number:             2-76643

4(a).Last day of fiscal year for which this Form is filed:  December 31, 1997

4(b).Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

                                                  [  ]

4(c).Check box if this is the last time the issuer will be filing this Form.

                                                  [  ]

5.   Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):                   $    0
                                                                    ------------
     (ii)  Aggregate price of securities redeemed or
           repurchased during the fiscal year:         $ 45,176,627
                                                       ------------
     (iii) Aggregate price of securities redeemed or
           repurchased during any prior fiscal year ending
           no earlier than October 11, 1995 that were not
           previously used to reduce registration fees
           payable to the Commission:                  $ 47,788,652
                                                       ------------
     (iv)  Total available redemption credits
           [add items 5(ii) and 5(iii)]:                           -$ 92,965,252
                                                                    ------------
     (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:                    $     0
                                                                    ------------
     (vi)  Redemption credits available for use in future years
           - if Item 5(i) is less than Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:       $ 66,257,441
                                                       ------------
     (vii) Multiplier for determining registration fee
           (See Instruction C.9):                                  x    0.000295
                                                                    ------------
     (viii)Registration fee due [multiply Item 5(v) by
           Item 5(vii)] (enter "o" if no fee is due):              = $    0
                                                                    ------------
6.   Prepaid Shares
     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 10,638,538. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     25,164,231.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                   + $    0
                                                                    ------------
8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                      = $    0
                                                                    ============
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


     Method of Delivery:
                         [ ]  Wire Transfer
                         [ ]  Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)      /s/  Monte D. Calvin
                              ---------------------------------------------
                              Monte D. Calvin, Senior Vice President

Date      3/30/98
     -------------------